Employee benefits and private pension plan - Significant actuarial assumptions adopted (Detail)	Dec. 31, 2025	Dec. 31, 2024
Employee benefits and private pension plan
Discount rate for the actuarial obligation at present value - Indemnification of FGTS	11.74%	11.97%
Discount rate for the actuarial obligation at present value - Bonus	11.76%	11.82%
Average discount rate for the actuarial obligation at present value - Medical services	10.97%	11.07%
Discount rate for the actuarial obligation at present value - Life insurance	11.74%	11.82%
Average projected salary growth rate - FGTS indemnity	6.64%	6.80%
Average projected bonus growth rate	7.33%	7.33%
Inflation rate (long term)	3.50%	3.50%
Medical services growth rate	7.64%	7.64%